Quarterly Financial Data (Unaudited) (Schedule Of Quarterly Financial Information) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 28, 2013	Sep. 29, 2012	Oct. 01, 2011
Sales	$ 8,894	$ 8,731	$ 8,383	$ 8,366	$ 8,315	$ 8,261	$ 8,221	$ 8,258	$ 34,374	$ 33,055	$ 32,032
Gross profit	669	682	468	539	590	566	537	497	2,358	2,190	2,195
Operating Income	416	419	236	304	354	342	306	284	1,375	1,286	1,289
Net income	259	245	106	168	181	73	166	156	778	576	733
Net Income from Continuing Operations Attributable to Tyson	261	253	157	177	207	82	170	162	848	621	752
Net Loss from Discontinued Operation Attributable to Tyson	0	(4)	(62)	(4)	(22)	(6)	(4)	(6)	(70)	(38)	(2)
Net income attributable to Tyson	$ 261	$ 249	$ 95	$ 173	$ 185	$ 76	$ 166	$ 156	$ 778	$ 583	$ 750
Net Income Per Share from Continuing Operations Attributable to Tyson - Diluted	$ 0.70	$ 0.69	$ 0.43	$ 0.49	$ 0.57	$ 0.22	$ 0.46	$ 0.43	$ 2.31	$ 1.68	$ 1.98
Net Loss Per Share from Discontinued Operation Attributable to Tyson - Diluted	$ 0.00	$ (0.01)	$ (0.17)	$ (0.01)	$ (0.06)	$ (0.01)	$ (0.02)	$ (0.01)	$ (0.19)	$ (0.10)	$ (0.01)
Diluted (USD per share)	$ 0.70	$ 0.68	$ 0.26	$ 0.48	$ 0.51	$ 0.21	$ 0.44	$ 0.42	$ 2.12	$ 1.58	$ 1.97
Class A [Member]
Net Income Per Share from Continuing Operations Attributable to Tyson - Basic	$ 0.77	$ 0.73	$ 0.45	$ 0.51	$ 0.59	$ 0.23	$ 0.48	$ 0.45	$ 2.46	$ 1.75	$ 2.05
Net Loss Per Share from Discontinued Operation Attributable to Tyson - Basic	$ 0.00	$ (0.01)	$ (0.18)	$ (0.01)	$ (0.06)	$ (0.02)	$ (0.01)	$ (0.02)	$ (0.20)	$ (0.11)	$ (0.01)
Basic (USD per share)	$ 0.77	$ 0.72	$ 0.27	$ 0.50	$ 0.53	$ 0.21	$ 0.47	$ 0.43	$ 2.26	$ 1.64	$ 2.04
Class B [Member]
Net Income Per Share from Continuing Operations Attributable to Tyson - Basic	$ 0.70	$ 0.66	$ 0.40	$ 0.46	$ 0.53	$ 0.20	$ 0.43	$ 0.41	$ 2.22	$ 1.57	$ 1.84
Net Loss Per Share from Discontinued Operation Attributable to Tyson - Basic	$ 0.00	$ (0.02)	$ (0.15)	$ (0.01)	$ (0.05)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.18)	$ (0.09)	$ 0.00
Basic (USD per share)	$ 0.70	$ 0.64	$ 0.25	$ 0.45	$ 0.48	$ 0.19	$ 0.42	$ 0.39	$ 2.04	$ 1.48	$ 1.84